CONCENTRATIONS OF CREDIT RISK AND REVENUE (Details Narrative)		3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Republic of China [Member]
Concentration Risk [Line Items]
Debt instrument, description						the U.S. government-imposed tariffs of up to 25% on certain goods imported from China. All our products are manufactured and imported from China however, only our microphones are currently subject to a 7.5% tariff currently in place
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage				79.00%					79.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Four Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	82.00%					82.00%					53.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | 4 [Member] | Semi Cab Inc [Member]
Concentration Risk [Line Items]
Concentration risk percentage								100.00%		100.00%
Sales Revenue [Member] | Customer Concentration Risk [Member] | Customers One [Member]
Concentration Risk [Line Items]
Concentration risk percentage		39.00%	87.00%	50.00%	86.00%
Sales Revenue [Member] | Customer Concentration Risk [Member] | Customers Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage		14.00%	86.00%	11.00%
Sales Revenue [Member] | Customer Concentration Risk [Member] | Customers Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage		13.00%		10.00%
Sales Revenue [Member] | Three Customers [Member] | Customers concentration risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage						81.00%	77.00%		69.00%		72.00%
Sales Revenue [Member] | Customers One [Member] | Customers concentration risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage						48.00%	46.00%		48.00%		37.00%
Sales Revenue [Member] | Customers Two [Member] | Customers concentration risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage						21.00%	22.00%		21.00%		18.00%
Sales Revenue [Member] | Customers Three [Member] | Customers concentration risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage						12.00%					17.00%
Purchases [Member] | Geographic Concentration Risk [Member] | Republic of China [Member]
Concentration Risk [Line Items]
Concentration risk percentage						100.00%			100.00%		100.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | 4 [Member] | Semi Cab Inc [Member]
Concentration Risk [Line Items]
Concentration risk percentage								100.00%		100.00%